Investments Accounted for Using Equity Method - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 TWD ($)
Disclosure of associates [abstract]
Recognized disposal loss on financial assets reclassified in to Available for sale	$ 260.0